RELATED PARTY TRANSACTIONS - Narrative (Details)	6 Months Ended
	Jun. 30, 2022 USD ($) vessels subsidiary	Jun. 30, 2021 USD ($)	Jan. 01, 2014 vessels tanker
Related Party Transaction [Line Items]
Share of results of associated companies	$ 5,959,000	$ (724,000)
TFG Marine
Related Party Transaction [Line Items]
Guarantee amount, subsidiary performance	60,000,000
TFG Marine
Related Party Transaction [Line Items]
Share of results of associated companies	6,500,000
FMS Holdco
Related Party Transaction [Line Items]
Share of results of associated companies	$ 600,000
SFL
Related Party Transaction [Line Items]
Number of vessels under capital lease | vessels	2
Profit sharing expense payable	$ 0
Lease obligation payable in excess of profit sharing expense	600,000	1,600,000
Profit share expense	0	300,000
Income on pooled vessels	200,000	1,000,000
TFG Marine
Related Party Transaction [Line Items]
Related party transaction costs	210,200,000
Due to related parties	27,600,000
Guarantee amount, subsidiary performance	$ 6,000,000
Number of affiliate's subsidiaries covered by guarantee | subsidiary	2
Guarantee amount, current exposure	$ 0
Other affiliates of Hemen | Senior unsecured facility $275.0 million
Related Party Transaction [Line Items]
Related party interest expense	6,600,000	$ 2,300,000
Debt instrument, face amount	275,000,000
Other affiliates of Hemen | Senior unsecured facility $275.0 million | Loans Payable
Related Party Transaction [Line Items]
Debt instrument, unused borrowing capacity, amount	$ 65,300,000
Suezmax | SFL
Related Party Transaction [Line Items]
Number of vessels from Frontline 2012 involved in pooling arrangement | tanker			2
Number of ship finance vessels involved in pooling arrangement | vessels			2